Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment
Property and equipment, gross	$ 18,427		$ 17,805	$ 9,819
Less: Accumulated depreciation	(7,398)		(6,622)	(4,189)
Property and equipment, net	11,029		11,183	5,630
Depreciation expense	900	$ 700	3,100	2,200	$ 1,900
Computer equipment
Property and Equipment
Property and equipment, gross	5,899		5,729	4,218
Furniture and fixtures
Property and Equipment
Property and equipment, gross	3,847		3,757	1,920
Purchased computer software
Property and Equipment
Property and equipment, gross	785		785	450
Leasehold improvements
Property and Equipment
Property and equipment, gross	7,448		7,086	2,868
Other
Property and Equipment
Property and equipment, gross	$ 448		$ 448	$ 363